Stock Options (Details) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Number of options:
Number of Options outstanding, beginning	46,656	49,232	49,232
Number of Options granted
Number of Options exercised	2,625	2,576
Number of Options forfeited	7,131
Number of Options outstanding, ending	36,900	46,656	49,232
Number of Options exercisable	36,900	46,656	49,232
Weighted Average Exercise Price of Options outstanding, beginning	$ 16.62	$ 16.46	$ 16.46
Weighted Average Exercise Price of Options granted
Weighted Average Exercise Price of Options exercised	$ 13.70	$ 13.44
Weighted Average Exercise Price of Options forfeited	$ 15.97
Weighted Average Exercise Price of Options outstanding, ending	$ 16.95	$ 16.62	$ 16.46
Weighted Average Exercise Price of Options exercisable	$ 16.95	$ 16.62	$ 16.64